Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Product Information [Line Items]
Cash equivalents	$ 0	$ 0
Unrecognized tax benefits	0	0
Accrued for interest and penalties	0	0
FDIC insure limits	250,000
Southland Holdings [Member]
Product Information [Line Items]
Unrecognized tax benefits	$ 4,063,000	$ 2,708,000
Net asset of foreign operations, percentage	21.00%	18.00%
Concentration Risk, percentage	26.00%	18.00%	17.00%
Mobilization and costs to insure contracts	$ 14,500,000	$ 18,900,000
Outstanding retainage receivables net	62,300,000
Allowance for doubtful accounts	1,500,000	3,000,000.0
Inventory	9,800,000	10,400,000
Amortization expense	1,000,000.0	1,800,000	$ 900,000
Compensation, general liability, and auto insurance	300,000
Insurance claim	2,000,000.0
Self insurance reserves	$ 12,800,000	$ 12,100,000
Southland Holdings [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member] | Seven Customers [Member]
Product Information [Line Items]
Concentration Risk, percentage	55.00%
Southland Holdings [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member] | Five Customers [Member]
Product Information [Line Items]
Concentration Risk, percentage		42.00%
Southland Holdings [Member] | Contract Receivables [Member] | Customer Concentration Risk [Member] | Two Customer [Member]
Product Information [Line Items]
Concentration Risk, percentage	11.00%
Southland Holdings [Member] | Revenue Benchmark [Member] | Product Concentration Risk [Member] | TEXAS
Product Information [Line Items]
Concentration Risk, percentage	24.90%	26.90%	37.70%
Southland Holdings [Member] | Revenue Benchmark [Member] | Product Concentration Risk [Member] | FLORIDA
Product Information [Line Items]
Concentration Risk, percentage	16.30%	18.10%	10.80%
Southland Holdings [Member] | Revenue Benchmark [Member] | Product Concentration Risk [Member] | Foreign [Member]
Product Information [Line Items]
Concentration Risk, percentage	15.00%	9.00%	4.00%
Private Placement [Member]
Product Information [Line Items]
[custom:SaleOfStocksNumberOfSharesIssuedInTransaction]	14,385,493